Contractual Maturities of Certificate of Deposits, Other Time Deposits and Mutual Installment Deposits (Detail) (KRW) In Millions	Dec. 31, 2010
Resale Agreement Counterparty [Line Items]
2011	90,640,324
2012	3,179,300
2013	2,627,874
2014	976,400
2015	220,559
Thereafter	807,253
Time Deposits, Total	98,451,710